Receivables, Net Receivables, Net (Schedule of Trade Receivables - Third Party and Affiliates, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Trade receivables - third party and affiliates	$ 836	$ 880
Allowance for doubtful accounts - third party and affiliates	(9)	(9)
Trade receivables - third party and affiliates, net	$ 827	$ 871